Form N-1A Cover	Sep. 20, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 20, 2024